Highly Inflationary Accounting for Venezuela Operations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified					3 Months Ended	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2014 Venezuela [Member]	Jun. 30, 2014 Venezuela [Member]	Mar. 31, 2014 Venezuela [Member]	Dec. 31, 2013 Venezuela [Member]	Jun. 30, 2014 Venezuelan Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Bolivar fuerte re-measurement exchange rate					10.6	10.6	10.7	6.3
Exchange rate adjustment pre-tax re-measurement gain (charge)					$ 1	$ (63)
Net monetary assets									83
Cash and cash equivalents	$ 4,615	$ 5,567	$ 4,090	$ 5,199					$ 58